Share-based Compensation - Summary of the Non-vested Shares Activities (Details) - Non-vested shares - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Number of shares
Outstanding at the beginning of the period (in shares)		2,700,000	1,795,498	2,625,000
Granted (in shares)				2,572,584
Vested (in shares)		(60,000)	(693,362)	(2,068,586)
Forfeited (in shares)		(15,000)		(71,250)
Cancelled (in shares)	(557,470)			(1,262,250)
Outstanding at the end of the period (in shares)		2,625,000	1,102,136	1,795,498
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)		$ 1.661	$ 0.951	$ 1.650
Granted (in dollars per share)				0.537
Vested (in dollars per share)		2.145	0.885	0.872
Forfeited (in dollars per share)		1.650		1.650
Cancelled (in dollars per share)				1.650
Outstanding at the end of the period (in dollars per share)		$ 1.650	$ 0.993	$ 0.951